OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 03, 2017	Dec. 31, 2016
Schedule of Other Long-Term Liabilities [Line Items]
FLNG deferred revenue (1)	$ 72,138		$ 0
Pension obligations	37,537		37,873
Guarantees issued to Golar Partners	11,429		11,429
Other (2)	11,444		2,912
Other long-term liabilities	132,548		52,214
Derivative liability	40,364		$ 59,226
Energy Related Derivative
Schedule of Other Long-Term Liabilities [Line Items]
FLNG deferred revenue (1)	72,100
Derivative liability		$ 79,600
Hilli Conversion to FLNGV
Schedule of Other Long-Term Liabilities [Line Items]
Asset retirement obligation	9,800
Removal costs capitalized	$ 9,800